15. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Non-capital loss carryforwards	$ 2,196,000	$ 2,045,000
Allowable capital losses	45,000	9,000
Share issue costs	18,000	12,000
Deferred tax assets	2,259,000	2,066,000
Valuation allowance	(2,259,000)	(2,066,000)
Net deferred income tax assets	$ 0	$ 0